Goodwill (Tables)	12 Months Ended
Oct. 31, 2015
Goodwill.
Schedule of allocation and changes in the carrying amount of goodwill

	Balance at October 31, 2014(1)	Goodwill adjustments	Balance at October 31, 2015(1)
	In millions
Personal Systems	$2,588	$—	$2,588
Printing	$3,103	$(11)	$3,092
Corporate Investments	—	—	—

Total	$5,691	$(11)	$5,680

	Balance at October 31, 2013(1)	Goodwill adjustments	Balance at October 31, 2014(1)
	In millions
Personal Systems	$2,588	$—	$2,588
Printing	$3,103	—	$3,103
Corporate Investments	—	—	—

Total	$5,691	$—	$5,691

(1)	Goodwill is net of accumulated impairment losses of $0.8 billion related to Corporate Investments.